CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net loss for the period	$ (1,108,974)	$ 114,603	$ (214,823)	$ (637,187)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	9,886	12,773	16,148	13,538
Changes in operating assets and liabilities:
Accounts receivable	991	123,461	124,606	(83,288)
Costs and estimated earnings in excess of billings on contracts in progress	225,987	0	(251,339)	0
Inventory	(4,928)	(4,685)	(2,010)	(10,870)
Other current assets			0	(8,456)
Accounts payable and accrued expenses	17,922	(135,852)	57,970	236,053
Accrual of interest expense on derivative valuation	375,875	0	0	0
Increase (decrease) in accounts receivable on completed projects	(991)	(123,461)	(124,606)	83,288
Decrease in accounts receivable on in-completed projects	115,230	0	0	0
Change in inventory	4,928	4,685	2,010	10,870
Proceeds from billings in excess of costs on projects	225,987	0	(251,339)	0
Increase (decrease) in accounts payable & accrued expenses	17,922	(135,852)	57,970	236,053
Changes in operating assets and liabilities:
Net cash used in operating activities	(360,137)	(127,252)	(269,448)	(490,210)
Cash Flows From Investing Activities:
Purchase of vehicles, furniture & equipment	0	(859)	(859)	(27,679)
Acquisition of equipment	0	(859)	(859)	(27,679)
Principal payments from long term leases	485	448
Product and lease deposits	1,845	900	2,894	(2,045)
Net cash provided by (used for) investing activities	2,330	489	2,035	(29,724)
Cash Flows From Financing Activities:
Notes payable – other	48,976	(23,660)	71,226	40,552
Proceeds from long term debt	0	0	0	54,829
Payments on long term debt	0	0	(45,489)	8,419
Proceeds of related party notes payable	70,138	8,000	9,944	0
Loans from director and other related parties	70,138	8,000	9,944	0
Loans from financial institution - net of payments on principal	48,976	(23,660)	71,226	40,552
Proceeds from convertible notes derivative valuation	109,125	0	0	0
Proceeds from common stock issuances – net of expenses	106,017	195,443	246,663	349,081
Net cash provided by financing activities	334,256	179,783	282,344	452,881
Net increase (decrease) in cash	(23,551)	53,020	14,931	(67,053)
Cash, beginning of period	40,035	25,104	25,104	92,157
Cash, end of period	16,484	78,124	40,035	25,104
Cash paid for interest	93,252	44,562	60,136	33,638
Consulting fees paid with common stock – at market value	$ 15,000	$ 232,500	$ 0	$ 0